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Scudder Variable Series II

o   Scudder Fixed Income Portfolio



Supplement to the currently effective prospectuses


The following information revises the disclosure under "The Portfolio Managers."

The people listed below handle the day-to-day management of the portfolio.

Gary W. Bartlett, CFA                     Daniel R. Taylor, CFA                    Thomas J. Flaherty
Managing Director of Deutsche             Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Lead Manager of   Asset Management and Co-Lead Manager     Management and Co-Lead Manager of
the portfolio.                            of the portfolio.                        the portfolio.
  o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management       o Joined Deutsche Asset Management in
    1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.       1995 and the portfolio in 2002.
  o Began investment career in 1982.        o Prior to that, fixed income            o Began investment career in 1984.
  o MBA, Drexel University.                   portfolio manager, asset-backed
                                              securities analyst and senior        Timothy C. Vile, CFA
J. Christopher Gagnier                        credit analyst, CoreStates           Managing Director of Deutsche Asset
Managing Director of Deutsche Asset           Investment Advisors, from 1992 to    Management and Co-Lead Manager to the
Management and Co-Lead Manager of             1998.                                portfolio.
the portfolio.                                                                       o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management      William T. Lissenden                         1991.
    in 1997 and the portfolio in 2002.    Director of Deutsche Asset Management      o Prior to that, portfolio manager
  o Prior to that, portfolio manager,     and Portfolio Manager of the portfolio.      for fixed-income portfolios at
    Paine Webber, from 1984 to 1997.        o Joined Deutsche Asset Management         Equitable Capital Management.
  o Began investment career in 1979.          in 2002 and the portfolio in 2003.     o Portfolio manager for Core Fixed
  o MBA, University of Chicago.             o Prior to that, fixed income              Income and Global Aggregate Fixed
                                              strategist and director of research      Income.
Warren S. Davis                               at Conseco Capital Management,         o Joined the portfolio in 2004.
Managing Director of Deutsche Asset           director of fixed income research
Management and Co-Lead Manager of             and product management at
the portfolio.                                Prudential Securities, national
  o Joined Deutsche Asset Management in       sales manager for fixed income
    1995 and the portfolio in 2002.           securities at Prudential Securities
  o Began investment career in 1985.          and institutional sales
  o MBA, Drexel University.                   professional at several firms
                                              including Prudential, Goldman Sachs
                                              and Merrill Lynch.
                                            o MBA, Baruch College.











               Please Retain This Supplement for Future Reference





February 10, 2005